Intangible Assets and Other Longer-Term Assets (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Changes in intangible assets other than goodwill [abstract]
Amount of managerial software intangible assets not yet available for use	$ 121	$ 258
Intangible assets in accounts payable and accrued liabilities	422	266
Capitalized transaction costs	212
Other longer term investment	100
Research and development expense	$ 2,822